OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS
Investments	$ 323	$ 289
Prepaids and other	954	905
Other assets	$ 1,277	$ 1,194